Credit Facility (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Line of Credit Facility [Line Items]
Credit facility at period end		$ 158,700	$ 64,900	$ 47,200
Average balance outstanding during the period		141,478	96,297	66,948
Maximum borrowings outstanding during the period		$ 287,933	$ 285,278	$ 293,200
Weighted average interest rate during the period	[1]	5.55%	5.77%	8.21%
Interest rate at end of period		3.92%	3.73%	2.69%

[1]	Includes commitment fees.